Impairment - Schedule of Impairment (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	£ 431,000,000	£ 303,000,000	£ 1,522,000,000
Residual value and voluntary impairment charges	24,000,000	73,000,000	0
Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(9,000,000)	(10,000,000)	22,000,000
Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(51,000,000)	0	122,000,000
Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	494,000,000	315,000,000	1,372,000,000
Financial assets at fair value through other comprehensive income
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(3,000,000)	(2,000,000)	6,000,000
Loans and advances to banks | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(7,000,000)	(7,000,000)	14,000,000
Loans and advances to customers | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	507,000,000	321,000,000	1,351,000,000
Debt securities: | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(6,000,000)	1,000,000	7,000,000
Stage 1 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(188,000,000)	281,000,000	(168,000,000)
Stage 1 £m | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(9,000,000)	0	0
Stage 1 £m | Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(18,000,000)	27,000,000	24,000,000
Stage 1 £m | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(158,000,000)	256,000,000	(198,000,000)
Stage 1 £m | Financial assets at fair value through other comprehensive income
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(3,000,000)	(2,000,000)	6,000,000
Stage 1 £m | Loans and advances to banks | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(7,000,000)	(5,000,000)	12,000,000
Stage 1 £m | Loans and advances to customers | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(147,000,000)	261,000,000	(217,000,000)
Stage 1 £m | Debt securities: | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(4,000,000)	0	7,000,000
Stage 2 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(324,000,000)	(307,000,000)	795,000,000
Stage 2 £m | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	0	0	0
Stage 2 £m | Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(33,000,000)	(25,000,000)	99,000,000
Stage 2 £m | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(291,000,000)	(282,000,000)	696,000,000
Stage 2 £m | Financial assets at fair value through other comprehensive income
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	0	0	0
Stage 2 £m | Loans and advances to banks | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	0	(2,000,000)	2,000,000
Stage 2 £m | Loans and advances to customers | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(289,000,000)	(281,000,000)	694,000,000
Stage 2 £m | Debt securities: | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(2,000,000)	1,000,000	0
Stage 3 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	949,000,000	402,000,000	904,000,000
Stage 3 £m | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	0	(10,000,000)	22,000,000
Stage 3 £m | Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	0	(2,000,000)	(1,000,000)
Stage 3 £m | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	949,000,000	414,000,000	883,000,000
Stage 3 £m | Financial assets at fair value through other comprehensive income
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	0	0	0
Stage 3 £m | Loans and advances to banks | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	0	0	0
Stage 3 £m | Loans and advances to customers | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	949,000,000	414,000,000	883,000,000
Stage 3 £m | Debt securities: | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	0	0	0
POCI £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(6,000,000)	(73,000,000)	(9,000,000)
POCI £m | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	0	0	0
POCI £m | Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	0	0	0
POCI £m | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(6,000,000)	(73,000,000)	(9,000,000)
POCI £m | Financial assets at fair value through other comprehensive income
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	0	0	0
POCI £m | Loans and advances to banks | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	0	0	0
POCI £m | Loans and advances to customers | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	(6,000,000)	(73,000,000)	(9,000,000)
POCI £m | Debt securities: | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment loss recognised in profit or loss	£ 0	£ 0	£ 0